CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ₨ in Millions, $ in Millions		INR (₨)		USD ($)	Share capital[member] INR (₨)	Share capital[member] USD ($)	Share premium [member] INR (₨)	Share premium [member] USD ($)	Treasury shares [member] INR (₨)	Treasury shares [member] USD ($)	Share based payments reserve [member] INR (₨)	Share based payments reserve [member] USD ($)	FVTOCI equity instruments [member] INR (₨)	[3]	FVTOCI equity instruments [member] USD ($)	Fair value reserve [Member] INR (₨)	Foreign currency translation reserve [member] INR (₨)	Foreign currency translation reserve [member] USD ($)	Hedging reserve [member] INR (₨)	Hedging reserve [member] USD ($)	Capital redemption reserve [member] INR (₨)	Capital redemption reserve [member] USD ($)	Actuarial gains/ (losses) [member] INR (₨)	Actuarial gains/ (losses) [member] USD ($)	Retained earnings [member] INR (₨)	Retained earnings [member] USD ($)
Beginning Balance at Mar. 31, 2016		₨ 128,336			₨ 853		₨ 22,601				₨ 1,100					₨ 1,034	₨ 4,424		₨ (822)		₨ 148		₨ (404)		₨ 99,402
Total comprehensive income
Profit for the year		12,039			0		0				0					0	0		0		0		0		12,039
Net change in fair value of available for sale financial instruments, net of tax expense/(benefit)		1,710			0		0				0					1,710	0		0		0		0		0
Foreign currency translation adjustments, net of tax expense/(benefit)		(191)			0		0				0					0	(191)		0		0		0		0
Effective portion of changes in fair value of cash flow hedges, net of tax expense/(benefit)		908			0		0				0					0	0		908		0		0		0
Actuarial gain/(loss) on post-employment benefit obligations, net of tax expense/(benefit)		(25)			0		0				0					0	0		0		0		(25)		0
Total comprehensive income for the year		14,441			0		0				0					1,710	(191)		908		0		(25)		12,039
Contributions and distributions
Issue of equity shares on exercise of options		1			1		452				(452)					0	0		0		0		0		0
Buyback of equity shares	[1]	(15,694)			(25)		(15,669)				0					0	0		0		0		0		0
Share-based payment expense		350			0		0				350					0	0		0		0		0		0
Dividend paid (including corporate dividend tax)		(3,390)			0		0				0					0	0		0		0		0		(3,390)
Transfer to capital redemption reserve		0			0		(25)				0					0	0		0		25		0		0
Total contributions and distributions		(18,733)			(24)		(15,242)				(102)					0	0		0		0		0		(3,390)
Changes in ownership interests		0			0		0				0					0	0		0		0		0		0
Total transactions with owners of the Company		(18,733)			(24)		(15,242)				(102)					0	0		0		0		0		(3,390)
Ending Balance at Mar. 31, 2017		124,044			829		7,359		₨ 0		998					2,744	4,233		86		173		(429)		108,051
Total comprehensive income
Profit for the year		9,806			0		0		0		0					0	0		0		0		0		9,806
Net change in fair value of available for sale financial instruments, net of tax expense/(benefit)		(3,790)			0		0		0		0					(3,790)	0		0		0		0		0
Foreign currency translation adjustments, net of tax expense/(benefit)		(49)			0		0		0		0					0	(49)		0		0		0		0
Effective portion of changes in fair value of cash flow hedges, net of tax expense/(benefit)		(41)			0		0		0		0					0	0		(41)		0		0		0
Actuarial gain/(loss) on post-employment benefit obligations, net of tax expense/(benefit)		27			0		0		0		0					0	0		0		0		27		0
Total comprehensive income for the year		5,953			0		0		0		0					(3,790)	(49)		(41)		0		27		9,806
Contributions and distributions
Issue of equity shares on exercise of options		1	[2]		1		431		0		(431)					0	0		0		0		0		0
Buyback of equity shares		0
Share-based payment expense		454			0		0		0		454					0	0		0		0		0		0
Dividend paid (including corporate dividend tax)		(3,992)			0		0		0		0					0	0		0		0		0		(3,992)
Total contributions and distributions		(3,537)			1		431		0		23					0	0		0		0		0		(3,992)
Changes in ownership interests		0			0		0		0		0					0	0		0		0		0		0
Total transactions with owners of the Company		(3,537)			1		431		0		23					0	0		0		0		0		(3,992)
Ending Balance at Mar. 31, 2018		126,460			830		7,790		0		1,021		₨ (1,046)			₨ (1,046)	4,184		45		173		(402)		113,865
Adjustment on account of transition to IFRS 9 at Mar. 31, 2018	[4]	(62)			0		0		0		0		(50)				0		0		0		0		(12)
Adjusted balance as of April 1, 2018 at Mar. 31, 2018		126,398			830		7,790		0		1,021		(1,096)	[5]			4,184		45		173		(402)		113,853
Total comprehensive income
Profit for the year		18,795		$ 272	0		0		0		0		0				0		0		0		0		18,795
Net change in fair value of equity instruments, net of tax expense		(814)			0		0		0		0		(814)				0		0		0		0		0
Foreign currency translation adjustments, net of tax expense/(benefit)		(152)			0		0		0		0		0				(152)		0		0		0		0
Effective portion of changes in fair value of cash flow hedges, net of tax expense/(benefit)		111			0		0		0		0		0				0		111		0		0		0
Actuarial gain/(loss) on post-employment benefit obligations, net of tax expense/(benefit)		7			0		0		0		0		0				0		0		0		7		0
Total comprehensive income for the year		17,947		260	0		0		0		0		(814)				(152)		111		0		7		18,795
Contributions and distributions
Issue of equity shares on exercise of options		0	[2],[6]				420				(420)		0				0		0		0		0		0
Buyback of equity shares		0		0
Share-based payment expense		389			0		0				389		0				0		0		0		0		0
Purchase of treasury shares		(535)							(535)
Dividend paid (including corporate dividend tax)		(4,002)			0		0				0		0				0		0		0		0		(4,002)
Total contributions and distributions		(4,148)			0		420		(535)		(31)		0				0		0		0		0		(4,002)
Changes in ownership interests		0			0		0		0		0		0				0		0		0		0		0
Total transactions with owners of the Company		(4,148)			0		420		(535)		(31)		0				0		0		0		0		(4,002)
Convenience translation into U.S.$ (See note 2(d)) | $				2,027		$ 12		$ 119		$ (8)		$ 14			$ (28)			$ 58		$ 2		$ 2		$ (6)		$ 1,860
Ending Balance at Mar. 31, 2019		₨ 140,197		$ 2,027	₨ 830		₨ 8,210		₨ (535)		₨ 990		₨ (1,910)				₨ 4,032		₨ 156		₨ 173		₨ (395)		₨ 128,646

[1]	Refer Note no.15 of the consolidated financial statements.
[2]	During the years ended March 31, 2019 and 2018, equity shares were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Scheme-2002 and the Dr. Reddy’s Employees Stock Option Scheme-2007. All of the options exercised had an exercise price of Rs.5, being equal to the par value of the underlying shares. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the "share based payment reserve”was transferred to“share premium” in the consolidated statements of changes in equity.
[3]	“FVTOCI” means fair value through other comprehensive income.
[4]	Consists of mark to market gains on mutual funds amounting to Rs.50, offset by an impairment loss of Rs.62 on trade receivables. The net impact of Rs.12 was considered in retained earnings.
[5]	Represents mark to market gain/(loss) on available-for-sale financial instruments (under IAS 39) recognized in other comprehensive income (“OCI”). The amount will be retained in OCI and will be re-classified to retained earnings only on disposal of these investments.
[6]	Rounded to the nearest million.